Share Capital - Summary Of Summarizes The Measurement Date Weighted Average Fair Value Of Stock Options Granted (Detail)	12 Months Ended
	Nov. 30, 2020 USD ($) shares	Nov. 30, 2019 USD ($) shares	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Number of options		406,400
USD
Disclosure of classes of share capital [line items]
Number of options	12,500
Weighted average grant date fair value | $	$ 2.35
CAD
Disclosure of classes of share capital [line items]
Number of options	1,077,721	406,400
Weighted average grant date fair value	$ 1.71	$ 3.69	$ 2.22	$ 92